SCHEDULE OF SHARE BASED COMPENSATION OF SHARE OPTIONS AND CLASS A RESTRICTED SHARE UNITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	¥ 60,530
Share Options and Class A Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	160,027
Share Options and Class A Restricted Share Units [Member] | Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	7,711
Share Options and Class A Restricted Share Units [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	40,445
Share Options and Class A Restricted Share Units [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	49,084
Share Options and Class A Restricted Share Units [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	¥ 62,787